EX-1
FORM ABS-15G Wells Fargo Asset Securities Corporation
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Asset Class	Date Of Formation
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)	(y)	(z)
Residential Mortgages-Prime																								Residential Mortgages-Prime
Wells Fargo Mortgage Backed Securities 2006-AR4 Trust CIK # 1353682	X	Wells Fargo	2,285	$1,197,886,870.87	100.00%	1	$1,099,696.27	1.78%	1	$1,099,696.27	1.78%	0	$.00	0.00%	0	$.00	0.00%	0	$.00	0.00%	0	$.00	0.00%	Residential Mortgages-Prime	3/20/2006
Wells Fargo Mortgage Backed Securities 2006-AR4 Trust CIK # 1353682	TOTAL		2,285	$1,197,886,870.87	100.00%	1	$1,099,696.27		1	$1,099,696.27		0	$.00		0	$.00		0	$.00		0	$.00		Residential Mortgages-Prime	3/20/2006
Residential Mortgages-Prime	TOTAL		2,285	$1,197,886,870.87	100.00%	1	$1,099,696.27		1	$1,099,696.27		0	$.00		0	$.00		0	$.00		0	$.00		Residential Mortgages-Prime
	GRAND TOTALS		2,285	$1,197,886,870.87		1	$1,099,696.27		1	$1,099,696.27		0	$.00		0	$.00		0	$.00		0	$.00